Prepaid Expenses and Other Current Assets, Net (Details) - USD ($)	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Other Income and Expenses [Abstract]
Consideration receivable	$ 738,284
Technical consulting fee	318,116
Consulting fee collected	1,042,006
Consideration allowance	14,394
Allowance for doubtful accounts	$ 14,533